Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Schedule of non cash investing and financing activities

	For the year ended	For the year ended
	December 31,	December 31,
Non-Cash Investing and Financing Activities	2021	2020
Common shares issued to settle previous services (Note 11)	$13,103	$6,410
Common shares issued for TOML Acquisition (Note 7)	$—	$28,000
Additional contribution from Allseas (Note 11)	$—	$8,333
Conversion of debentures (Note 13)	$27,003	$—
Financing stock options issued (Note 16)	$—	$397